CONDENSED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Revenue	$ 584	$ 250	$ 628		$ 406
Cost of revenue and operating expenses
Cost of components and personnel	330	63	156		102
General and administrative expenses	1,586	1,679	7,618		5,501
Development	1,550	2,453	7,597		5,468
Stock based compensation	133	214	625		796
Amortization and depreciation	960	948	3,871		2,370
Total cost of revenue and operating expenses	4,559	5,357	19,867		14,237
Loss from operations	(3,975)	(5,107)	(19,239)		(13,831)
Other income (expense)
Changes in fair value of derivative liabilities	485	0	440		0
Other expense			0		(10,068)
Inducement expense			0		(391)
Interest expense, net	(47)	(46)	(179)		(2,227)
Impairment			0		(933)
Total other income (expense)	438	(46)	261		(13,619)
Loss before income tax provision	(3,537)	(5,153)	(18,978)		(27,450)
Income tax provision	0	0	0		0
Net loss	(3,537)	(5,153)	(18,978)		(27,450)
Dividends and deemed dividends	1,070	0	0	[1]	0
Net loss attributable to common shareholders	$ (4,607)	$ (5,153)	$ (18,978)		$ (27,450)
Basic and diluted net loss per share (in dollars per share)	$ (0.15)	$ (0.27)	$ (0.83)		$ (2.86)
Weighted average number of shares outstanding basic and diluted (in shares)	29,979	18,757	22,847		9,598

[1]	Less than $1